Capital Management - Summary of Adjusted EBITDA and Adjusted Finance Costs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of objectives, policies and processes for managing capital [abstract]
Net Income from Continuing Operations	$ 154	$ 199	$ 1,115
Finance costs	238	216	192
Income taxes	(183)	44	446
Depreciation and amortization	692	695	685
Share of Canpotex's Prince Rupert project exit costs		33
Termination benefit costs		32
Impairment charges	305	57
Transaction costs	84	18
Adjusted EBITDA	1,290	1,294
Finance costs	238	216	192
Unwinding of discount on asset retirement obligations	(17)	(14)	(13)
Borrowing costs capitalized to property, plant and equipment	11	11	40
Interest on net defined benefit pension and other post-retirement plan obligations	(19)	(19)	$ (19)
Adjusted finance costs	$ 213	$ 194